SCHEDULE OF COMPONENTS OF INCOME FROM DISCONTINUED OPERATIONS (Details) (Parenthetical) - JPY (¥) ¥ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022
Discontinued Operations and Disposal Groups [Abstract]
Discontinued operations for impairment	¥ 258,760	¥ 258,760